UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

_____________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:             0001259380

CarMax Select Receivables Trust 2025-A

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     0002057719

Central Index Key Number of underwriter (if applicable):      Not applicable

Greg Dostich, Vice President and Treasurer, (804) 935-4512

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated March 6, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARMAX AUTO FUNDING LLC (Depositor)

By:	/s/ Greg Dostich
Name: Greg Dostich
Title: Vice President and Treasurer

Date: March 10, 2025

INDEX OF EXHIBITS

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated March 6, 2025.